UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Series Floating Rate High Income Fund Fidelity® Series Floating Rate High Income Fund : FFHCX

This semi-annual shareholder report contains information about Fidelity® Series Floating Rate High Income Fund for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Floating Rate High Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$273,608,121
Number of Holdings	535
Portfolio Turnover	45%
What did the Fund invest in?
(as of March 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 1.8
BB - 21.1
B - 58.4
CCC,CC,C - 7.3
Not Rated - 4.5
Equities - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 5.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 89.1
Corporate Bonds - 3.6
Common Stocks - 1.7
Preferred Securities - 0.2
Asset-Backed Securities - 0.2
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.3
United Kingdom - 2.4
Canada - 1.2
France - 1.2
Netherlands - 0.9
Germany - 0.4
Grand Cayman (UK Overseas Ter) - 0.3
Switzerland - 0.3
Luxembourg - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.5
Asurion LLC	1.9
Acrisure LLC	1.4
Fertitta Entertainment LLC/NV	1.3
Clydesdale Acquisition Holdings Inc	1.2
Altice France SA	1.0
Neptune Bidco US Inc	1.0
Polaris Newco LLC	1.0
UKG Inc	1.0
MH Sub I LLC	0.9
13.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915581.101    2270-TSRS-0526

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Floating Rate High Income Fund

Semi-Annual Report
March 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Floating Rate High Income Fund
Schedule of Investments March 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Birch Grove CLO 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4192% 4/22/2038 (h)(i)(o)	150,000	148,467
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.8119% 3/31/2038 (h)(i)(o)	100,000	98,330
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9222% 4/15/2038 (h)(i)(o)	200,000	193,804
Palmer Square CLO Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8122% 2/15/2038 (h)(i)(o)	100,000	97,056
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		537,657
TOTAL ASSET-BACKED SECURITIES (Cost $550,000)		537,657

Bank Loan Obligations - 89.1%
	Principal Amount (a)	Value ($)
CANADA - 1.2%
Consumer Discretionary - 0.6%
Automobiles - 0.1%
Bombardier Produits Recreatifs Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 12/13/2029 (g)(h)(i)	295,175	295,281
Bombardier Produits Recreatifs Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 1/22/2031 (g)(h)(i)	42,404	42,397
		337,678
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 9/20/2030 (g)(h)(i)	576,655	575,000
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 9/22/2032 (g)(h)(i)	514,667	517,457
		1,092,457
TOTAL CONSUMER DISCRETIONARY		1,430,135
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rockpoint Gas Storage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1996% 9/18/2031 (g)(h)(i)	518,438	518,956
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4496% 12/12/2028 (g)(h)(i)	683,478	679,206
Industrials - 0.1%
Passenger Airlines - 0.1%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4168% 3/21/2031 (g)(h)(i)	230,825	228,614
Materials - 0.1%
Chemicals - 0.1%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.6285% 5/29/2028 (g)(h)(i)	468,797	377,382
TOTAL CANADA		3,234,293
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 12/10/2032 (g)(h)(i)	604,500	606,199
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9612% 2/4/2028 (g)(h)(i)	144,936	143,268
FRANCE - 0.7%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (g)(h)(i)	1,624,296	1,625,320
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Betclic Everest Group SAS Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 12/10/2031 (g)(h)(i)(k)	170,000	169,257
TOTAL FRANCE		1,794,577
GERMANY - 0.4%
Industrials - 0.4%
Machinery - 0.4%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3773% 4/30/2030 (g)(h)(i)	436,934	437,633
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 4/3/2030 (g)(h)(i)(k)	560,000	560,583

TOTAL GERMANY		998,216
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.174% 10/18/2029 (g)(h)(i)	330,888	330,749
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Fugue Finance BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9211% 1/9/2032 (g)(h)(i)	402,351	396,694
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (g)(h)(i)(j)	399,098	21,950
BYJU's Alpha Inc Tranche NEW MONEY WIND-DOWN DIP, term loan CME Term SOFR 3 month Index + 0.25%, 0% 3/23/2033 (c)(g)(h)(i)(k)	11,806	11,806
BYJU's Alpha Inc Tranche SECOND OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6677% 3/31/2033 (c)(g)(h)(i)	27,352	27,352
BYJU's Alpha Inc Tranche THIRD OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6677% 3/31/2033 (c)(g)(h)(i)	120,421	6,382

TOTAL INDIA		67,490
IRELAND - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6996% 6/4/2032 (g)(h)(i)	148,875	147,014
LUXEMBOURG - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 10/1/2032 (g)(h)(i)	448,875	410,160
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (g)(h)(i)(j)	201,345	4,027
TOTAL FINANCIALS		414,187
Materials - 0.0%
Containers & Packaging - 0.0%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.6668% 1/30/2031 (g)(h)(i)	330,395	266,691
TOTAL LUXEMBOURG		680,878
NETHERLANDS - 0.9%
Industrials - 0.6%
Building Products - 0.6%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6996% 1/17/2032 (g)(h)(i)	1,675,582	1,665,814
Information Technology - 0.1%
IT Services - 0.1%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6464% 10/8/2032 (g)(h)(i)	170,000	167,025
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0358% 4/3/2028 (g)(h)(i)	378,744	370,695
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9169% 4/3/2028 (g)(h)(i)	171,088	167,524
TOTAL MATERIALS		538,219
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9612% 8/30/2028 (g)(h)(i)	370,603	155,653
TOTAL NETHERLANDS		2,526,711
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9222% 1/31/2032 (g)(h)(i)	270,000	264,905
SWEDEN - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.56% 11/17/2031 (g)(h)(i)	527,879	527,990
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4142% 11/15/2030 (g)(h)(i)	300,000	285,564
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (g)(h)(i)	648,442	619,612

TOTAL SWITZERLAND		905,176
UNITED KINGDOM - 2.3%
Communication Services - 0.6%
Entertainment - 0.6%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1712% 12/2/2031 (g)(h)(i)	1,786,964	1,766,574
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2822% 7/18/2030 (g)(h)(i)	1,323,833	1,318,869
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9507% 7/31/2032 (g)(h)(i)	267,456	266,956
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9507% 10/31/2029 (g)(h)(i)	306,904	306,569
TOTAL CONSUMER DISCRETIONARY		1,892,394
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.924% 8/30/2032 (g)(h)(i)	254,363	254,998
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 2/10/2031 (g)(h)(i)	1,580,000	1,578,815
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 1/21/2030 (g)(h)(i)	168,306	167,850
Industrials - 0.3%
Construction & Engineering - 0.3%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.925% 3/15/2032 (g)(h)(i)	724,525	722,714
TOTAL UNITED KINGDOM		6,383,345
UNITED STATES - 82.2%
Communication Services - 5.7%
Diversified Telecommunication Services - 1.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.0512% 9/30/2026 (g)(h)(i)	831,314	479,394
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 0% (c)(g)(h)(i)(j)	1,458,544	3,646
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9491% 9/30/2026 (c)(g)(h)(i)	56,205	58,312
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9327% 9/30/2026 (g)(h)(i)	544,537	564,958
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4612% 9/30/2026 (c)(g)(h)(i)	22,309	22,309
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 3/29/2032 (g)(h)(i)	1,360,000	1,358,586
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 10/6/2032 (g)(h)(i)	543,638	543,300
		3,030,505
Entertainment - 1.6%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3496% 2/10/2027 (g)(h)(i)	737,811	459,287
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4285% 9/1/2027 (g)(h)(i)	327,684	318,495
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4285% 9/1/2027 (g)(h)(i)	1,210,000	1,176,157
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 8/30/2030 (g)(h)(i)	178,802	177,460
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.675% 10/21/2032 (g)(h)(i)	149,625	149,438
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (g)(h)(i)(k)	1,580,000	1,570,125
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 2/17/2033 (g)(h)(i)	513,253	512,935
		4,363,897
Interactive Media & Services - 0.1%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 7/8/2031 (g)(h)(i)	221,798	209,599
Media - 2.5%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.2194% 8/21/2031 (g)(h)(i)	154,007	149,868
Advantage Sales & Marketing Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7844% 4/19/2030 (g)(h)(i)	366,389	274,792
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9108% 12/15/2031 (g)(h)(i)	672,535	672,158
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2996% 6/18/2029 (g)(h)(i)	1,294,271	1,208,849
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 6/16/2032 (g)(h)(i)	403,988	380,633
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 6/28/2032 (g)(h)(i)	482,575	476,972
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/23/2033 (g)(h)(i)(k)	790,000	780,457
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.0822% 12/31/2029 (g)(h)(i)	144,167	128,759
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.8677% 12/31/2030 (g)(h)(i)	268,982	239,394
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.5865% 2/19/2030 (g)(h)(i)	126,720	91,398
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9496% 6/24/2029 (g)(h)(i)	262,330	261,019
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0322% 1/31/2029 (g)(h)(i)	787,200	775,983
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2822% 1/31/2029 (g)(h)(i)	425,589	421,069
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 7.1996% 1/30/2031 (g)(h)(i)	900,000	898,317
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.0523% 3/31/2031 (g)(h)(i)	145,000	131,860
		6,891,528
Wireless Telecommunication Services - 0.4%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 1/30/2031 (g)(h)(i)	1,001,995	1,003,748
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.42% 1/25/2031 (g)(h)(i)	220,500	221,144
		1,224,892
TOTAL COMMUNICATION SERVICES		15,720,421
Consumer Discretionary - 15.7%
Automobile Components - 1.0%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.92% 2/3/2033 (g)(h)(i)	262,350	260,876
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5177% 3/3/2028 (g)(h)(i)	539,312	455,120
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 5/6/2030 (g)(h)(i)	492,516	490,516
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 1/28/2032 (g)(h)(i)	915,400	912,196
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 3/25/2032 (g)(h)(i)	252,455	251,823
Novae LLC/IN 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8496% 12/22/2028 (g)(h)(i)	433,735	383,313
		2,753,844
Automobiles - 0.2%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2822% 6/3/2028 (g)(h)(i)	264,641	252,444
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6996% 4/19/2030 (g)(h)(i)	314,213	313,427
		565,871
Broadline Retail - 2.7%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1668% 11/8/2032 (g)(h)(i)	589,285	588,607
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 1/23/2032 (g)(h)(i)	6,747,214	6,726,973
		7,315,580
Distributors - 1.2%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 12/11/2030 (g)(h)(i)	975,981	960,121
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1731% 12/29/2032 (g)(h)(i)	1,335,000	1,312,479
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 5/24/2032 (g)(h)(i)	523,688	521,331
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 8/1/2030 (g)(h)(i)	556,258	547,219
		3,341,150
Diversified Consumer Services - 0.6%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.1625% 7/30/2028 (g)(h)(i)	1,615,843	1,611,044
Hotels, Restaurants & Leisure - 6.9%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0234% 2/7/2029 (g)(h)(i)	629,974	628,399
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 11/24/2028 (g)(h)(i)	261,078	260,862
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 2/6/2030 (g)(h)(i)	1,448,965	1,405,496
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 2/6/2031 (g)(h)(i)	755,844	732,224
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 11/1/2031 (g)(h)(i)	599,718	498,624
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 6/29/2029 (g)(h)(i)	339,755	295,869
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9496% 4/2/2029 (g)(h)(i)	619,112	620,016
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 1/29/2029 (g)(h)(i)	3,487,090	3,414,314
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1677% 2/12/2029 (g)(h)(i)	215,600	215,870
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 11/30/2030 (g)(h)(i)	1,064,866	1,051,555
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 1/28/2032 (g)(h)(i)	863,644	847,140
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 5/26/2030 (g)(h)(i)	589,281	589,281
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1822% 12/4/2031 (g)(h)(i)	296,704	296,704
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 5/27/2032 (g)(h)(i)	188,575	188,614
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 1/17/2031 (g)(h)(i)	498,931	497,249
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 8/2/2028 (g)(h)(i)	991,163	989,924
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4286% 11/8/2030 (g)(h)(i)	126,445	126,603
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4475% 10/31/2031 (g)(h)(i)	553,290	514,560
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 4/26/2030 (g)(h)(i)	682,597	673,212
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6712% 11/5/2031 (g)(h)(i)	470,262	469,820
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.675% 4/16/2029 (g)(h)(i)	441,466	441,100
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 4/1/2031 (g)(h)(i)	488,405	486,778
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 7/18/2031 (g)(h)(i)	130,541	130,400
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1996% 8/18/2032 (g)(h)(i)	218,900	214,796
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6677% 7/2/2032 (g)(h)(i)	211,004	189,509
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (g)(h)(i)(l)	8,996	8,080
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 3/14/2031 (g)(h)(i)	803,600	802,700
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (g)(h)(i)	586,543	561,908
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.4285% 12/30/2027 (g)(h)(i)	125,000	93,750
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.4285% 12/30/2026 (g)(h)(i)	221,091	213,352
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 8/3/2028 (g)(h)(i)	952,650	950,440
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9168% 9/3/2029 (g)(h)(i)	348,750	247,177
		18,656,326
Household Durables - 0.4%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1764% 9/26/2031 (g)(h)(i)	88,234	88,179
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.88% 10/24/2031 (g)(h)(i)	575,877	576,839
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4108% 10/1/2032 (g)(h)(i)	490,000	477,995
		1,143,013
Specialty Retail - 2.4%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 11/5/2027 (g)(h)(i)	132,812	132,812
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6599% 10/16/2031 (g)(h)(i)	733,208	732,475
Empire Today LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 9.4285% 8/3/2029 (g)(i)(j)	32,182	13,838
Empire Today LLC Tranche EXCH FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9285% 8/3/2029 (c)(g)(h)(i)(j)	195,775	1,958
Empire Today LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 9.4285% 8/3/2029 (g)(i)(j)	61,072	26,261
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 6/9/2031 (g)(h)(i)	344,750	342,164
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.525% 6/6/2031 (g)(h)(i)	202,369	161,365
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.675% 6/6/2031 (g)(h)(i)	263,401	221,539
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(g)(h)(i)(j)	4,924	1,977
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1608% 3/15/2031 (g)(h)(i)	385,000	375,521
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9496% 9/29/2032 (g)(h)(i)	315,000	311,850
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2822% 10/20/2028 (g)(h)(i)	216,519	210,411
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0177% 10/20/2028 (g)(h)(i)	434,250	430,902
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1807% 2/26/2033 (g)(h)(i)	585,000	563,063
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4136% 9/4/2029 (g)(h)(i)	1,505,761	1,365,063
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0322% 4/16/2028 (g)(h)(i)	419,100	418,576
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 1/30/2031 (g)(h)(i)	273,064	270,505
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 10/31/2029 (g)(h)(i)	841,018	807,066
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 2/10/2033 (g)(h)(i)	280,000	265,768
		6,653,114
Textiles, Apparel & Luxury Goods - 0.3%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 8/26/2031 (g)(h)(i)	809,746	805,446
TOTAL CONSUMER DISCRETIONARY		42,845,388
Consumer Staples - 2.4%
Beverages - 0.8%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1996% 4/1/2032 (g)(h)(i)	247,644	247,877
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0496% 1/24/2029 (g)(h)(i)	528,562	278,816
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7996% 1/24/2030 (g)(h)(i)	109,304	22,590
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1996% 1/24/2029 (g)(h)(i)	401,435	398,424
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/19/2031 (g)(h)(i)(k)	1,110,000	1,111,211
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 0% 3/31/2028 (g)(h)(i)(k)	75,000	75,025
		2,133,943
Consumer Staples Distribution & Retail - 0.7%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4099% 2/5/2029 (g)(h)(i)	186,667	187,600
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6996% 9/20/2030 (g)(h)(i)	492,787	480,877
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.8773% 9/30/2031 (g)(h)(i)	278,055	272,118
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.5496% 8/1/2029 (g)(h)(i)	623,074	475,548
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1996% 3/31/2031 (c)(g)(h)(i)	154,051	113,428
JP Intermediate B LLC Tranche NEW $ 1ST L TL 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.6996% 9/30/2030 (c)(g)(h)(i)	40,873	39,647
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.8964% 4/1/2029 (g)(h)(i)	350,656	347,808
		1,917,026
Food Products - 0.8%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 12/23/2030 (g)(h)(i)	301,950	301,950
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 10/28/2032 (g)(h)(i)	538,650	538,424
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (c)(g)(h)(i)(j)	703,216	0
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (c)(g)(h)(i)(j)	112,300	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (c)(g)(h)(i)(j)	104,118	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(g)(h)(i)(j)	359,813	136,272
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 2/12/2031 (g)(h)(i)	542,398	528,160
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6692% 7/9/2032 (g)(h)(i)	588,675	589,046
		2,093,852
Personal Care Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5322% 5/17/2028 (g)(h)(i)	303,138	210,896
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2727% 2/23/2029 (g)(h)(i)	107,344	107,412
		318,308
TOTAL CONSUMER STAPLES		6,463,129
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4265% 7/9/2031 (g)(h)(i)	379,225	379,699
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2822% 3/31/2028 (g)(h)(i)	266,700	265,700
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 12/31/2032 (g)(h)(i)	1,099,186	1,093,008
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2677% 11/19/2029 (g)(h)(i)	374,740	374,874
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1996% 4/1/2030 (g)(h)(i)	237,592	238,186
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 5/30/2031 (g)(h)(i)	163,332	163,477
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (g)(h)(i)(j)	2,151,622	1,197,013
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9333% 2/28/2030 (g)(h)(i)	313,809	313,573
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 8/1/2029 (g)(h)(i)	176,426	176,558
Stonepeak Bayou Holdings LP 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 10/1/2032 (g)(h)(i)	235,000	227,558
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8927% 5/25/2029 (g)(h)(i)	447,161	445,207
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8927% 5/25/2029 (g)(h)(i)	55,933	55,863
TOTAL ENERGY		4,930,716
Financials - 10.1%
Capital Markets - 2.5%
Broadstreet Partners Group LLC Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 6/13/2031 (g)(h)(i)	645,538	628,837
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6996% 10/31/2031 (g)(h)(i)	977,716	978,264
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 5/17/2031 (g)(h)(i)	359,025	356,293
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 9/15/2031 (g)(h)(i)	727,238	702,766
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1996% 9/5/2031 (g)(h)(i)	642,553	637,438
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4132% 2/3/2032 (g)(h)(i)	642,980	635,347
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6727% 12/15/2031 (g)(h)(i)	1,550,404	1,520,280
Jupiter Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/25/2033 (g)(h)(i)(k)	795,000	793,013
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 11/26/2031 (g)(h)(i)	321,750	317,461
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 12/1/2028 (g)(h)(i)	241,101	240,739
		6,810,438
Financial Services - 2.8%
ACNR Holdings Inc 2LN, term loan 13% (c)(g)(i)(m)	122,476	120,638
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1608% 7/1/2032 (g)(h)(i)	289,275	275,534
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 11/5/2032 (g)(h)(i)	374,063	373,284
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (c)(g)(h)(i)(j)	22,361	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 9/22/2032 (g)(h)(i)	408,975	371,484
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.686% 4/16/2029 (g)(h)(i)	236,193	235,307
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 11/17/2031 (g)(h)(i)	861,876	843,200
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 7/31/2031 (g)(h)(i)	1,226,670	1,177,051
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 7/31/2031 (g)(h)(i)	169,150	163,465
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4177% 2/16/2032 (g)(h)(i)	220,000	212,221
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1497% 10/8/2032 (g)(h)(i)	235,000	232,406
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 8/2/2032 (g)(h)(i)	238,339	231,637
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.418% 2/20/2030 (g)(h)(i)	313,939	314,275
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6517% 7/6/2032 (g)(h)(i)	79,800	79,551
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.664% 11/21/2031 (g)(h)(i)	490,869	490,241
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4496% 6/24/2031 (g)(h)(i)	408,769	406,288
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4496% 6/24/2031 (g)(h)(i)	186,765	185,575
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 2/20/2032 (g)(h)(i)(k)	335,000	334,739
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1556% 2/20/2032 (g)(h)(i)	1,697,237	1,695,914
		7,742,810
Insurance - 4.8%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 6/21/2032 (g)(h)(i)	666,795	645,125
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 11/6/2030 (g)(h)(i)	3,421,139	3,309,097
Alera Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 5/28/2032 (g)(h)(i)	671,629	650,486
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 9/19/2031 (g)(h)(i)	154,611	153,275
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 1/30/2032 (g)(h)(i)	546,467	542,270
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9177% 9/19/2030 (g)(h)(i)	1,996,615	1,973,794
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9177% 9/19/2030 (g)(h)(i)	491,288	485,043
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 2/23/2033 (g)(h)(i)	2,166,170	2,091,719
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.0322% 1/20/2029 (g)(h)(i)	410,187	407,110
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 5/6/2031 (g)(h)(i)	884,798	871,252
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9197% 6/20/2030 (g)(h)(i)	1,648,925	1,644,193
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 9/15/2031 (g)(h)(i)	280,075	279,374
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 9/29/2030 (g)(h)(i)	121,897	121,439
		13,174,177
TOTAL FINANCIALS		27,727,425
Health Care - 8.3%
Biotechnology - 0.2%
Alkermes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 8/12/2031 (g)(h)(i)	180,000	181,238
BioMarin Pharmaceutical Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 1/28/2033 (g)(h)(i)(k)	315,000	314,018
		495,256
Health Care Equipment & Supplies - 1.8%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 1/15/2031 (g)(h)(i)	632,050	632,840
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 3/30/2029 (g)(h)(i)	210,156	210,037
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 1/14/2033 (g)(h)(i)(k)	1,250,000	1,234,375
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 8/1/2031 (g)(h)(i)	952,500	958,453
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.4177% 10/23/2028 (g)(h)(i)	413,688	414,230
QuidelOrtho Corp Tranche A 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 8/21/2030 (g)(h)(i)(k)	215,981	205,722
QuidelOrtho Corp Tranche A-DD 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 8/21/2030 (g)(h)(i)(k)	19,019	18,115
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 8/23/2032 (g)(h)(i)	1,064,650	1,062,319
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 5/30/2031 (g)(h)(i)	273,470	273,470
		5,009,561
Health Care Providers & Services - 2.5%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0668% 2/15/2029 (g)(h)(i)	303,690	154,122
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4177% 9/17/2032 (g)(h)(i)	149,250	148,971
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.92% 2/11/2028 (g)(h)(i)	496,449	491,360
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 5/9/2031 (g)(h)(i)	567,449	568,159
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 2/6/2033 (g)(h)(i)	268,406	267,904
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1697% 10/1/2032 (g)(h)(i)	279,300	278,102
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6677% 9/24/2031 (g)(h)(i)	815,358	693,462
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 10/23/2031 (g)(h)(i)	206,112	206,473
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 5.7885% 10/23/2031 (g)(h)(i)(l)	26,707	26,753
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 8/25/2032 (g)(h)(i)	273,436	272,659
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6996% 7/3/2028 (g)(h)(i)	264,628	264,739
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6996% 7/3/2028 (g)(h)(i)	65,932	65,960
Lumexa Imaging Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 12/17/2032 (g)(h)(i)	124,688	124,922
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 4/15/2031 (g)(h)(i)	418,321	417,798
National Mentor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.6648% 12/12/2030 (g)(h)(i)	619,500	615,628
National Mentor Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6%, 0% 12/12/2030 (g)(h)(i)(k)	165,000	163,969
National Mentor Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 6%, 0% 12/12/2030 (g)(h)(i)(k)	265,500	263,841
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 2/21/2031 (g)(h)(i)	323,425	323,257
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1807% 12/4/2031 (g)(h)(i)	1,107,485	1,096,665
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/31/2033 (g)(h)(i)(k)	105,000	99,126
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.7821% 10/1/2028 (g)(h)(i)	92,981	92,906
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1668% 12/30/2032 (g)(h)(i)	165,000	164,382
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/30/2032 (g)(h)(i)(k)(l)	25,000	24,906
		6,826,064
Health Care Technology - 1.7%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 2/15/2029 (g)(h)(i)	1,580,269	1,548,664
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (g)	160,000	148,800
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 3/26/2032 (g)(h)(i)	148,875	136,741
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 5/1/2031 (g)(h)(i)	1,125,041	1,034,340
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 9/28/2029 (g)(h)(i)	465,500	449,999
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 11/26/2031 (g)(h)(i)	1,344,011	1,298,314
		4,616,858
Life Sciences Tools & Services - 0.5%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 12/12/2031 (g)(h)(i)	1,363,044	1,357,360
Pharmaceuticals - 1.6%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9177% 10/8/2030 (g)(h)(i)	2,111,094	2,034,271
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 8/2/2032 (g)(h)(i)	378,100	379,045
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 10/31/2032 (g)(h)(i)	174,563	174,519
Endo Finance Holdings LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 4/23/2031 (g)(h)(i)	571,300	567,729
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 5/5/2028 (g)(h)(i)	631,962	633,738
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 5/19/2031 (g)(h)(i)	569,829	541,623
		4,330,925
TOTAL HEALTH CARE		22,636,024
Industrials - 14.8%
Aerospace & Defense - 2.0%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1996% 10/31/2030 (g)(h)(i)	201,457	201,600
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 1/27/2032 (g)(h)(i)	253,413	252,833
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1996% 2/26/2032 (g)(h)(i)	865,884	865,720
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 1% 2/26/2032 (g)(h)(i)(l)	64,805	64,793
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4608% 4/1/2032 (g)(h)(i)	179,550	179,438
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4281% 2/17/2033 (c)(g)(h)(i)	235,000	234,119
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4231% 12/11/2031 (g)(h)(i)	420,259	420,784
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (g)(h)(i)(l)	20,538	20,564
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 8/19/2032 (g)(h)(i)	776,100	775,914
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9177% 3/22/2030 (g)(h)(i)	1,037,281	1,037,001
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1677% 1/19/2032 (g)(h)(i)	745,556	745,317
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 2/13/2033 (g)(h)(i)	260,000	260,049
VSE Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 3/17/2033 (g)(h)(i)(k)	320,000	319,334
		5,377,466
Air Freight & Logistics - 0.4%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 10/31/2031 (g)(h)(i)	357,694	357,534
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 10/31/2031 (g)(h)(i)	136,056	135,994
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5177% 11/23/2028 (g)(h)(i)	590,052	577,619
		1,071,147
Building Products - 1.2%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 1/3/2029 (g)(h)(i)	480,517	479,806
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 5/14/2029 (g)(h)(i)	105,654	105,763
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 9/8/2032 (g)(h)(i)	428,565	424,125
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.299% 8/1/2028 (g)(h)(i)	178,692	95,600
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.024% 4/12/2028 (g)(h)(i)	913,573	514,863
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.174% 5/15/2031 (g)(h)(i)	64,672	30,719
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9227% 5/31/2030 (g)(h)(i)	79,400	79,261
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 8/4/2031 (g)(h)(i)	519,761	518,462
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 1/24/2029 (g)(h)(i)	291,138	291,685
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 7.6996% 2/20/2032 (g)(h)(i)	739,947	732,548
		3,272,832
Commercial Services & Supplies - 6.7%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 12/21/2028 (g)(h)(i)	2,222,690	2,216,511
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 8/20/2032 (g)(h)(i)	1,975,075	1,973,989
Arcwood Environmental Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 3/18/2033 (g)(h)(i)(k)	205,000	205,000
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1677% 2/15/2031 (g)(h)(i)	564,263	479,624
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 5/31/2028 (g)(h)(i)	359,427	359,089
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1636% 8/1/2030 (g)(h)(i)	1,467,995	1,256,355
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 5.3496% 5/3/2029 (g)(h)(i)	149,329	100,398
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 5.6764% 2/9/2031 (g)(h)(i)	147,014	147,014
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9326% 9/4/2030 (g)(h)(i)	2,105,302	1,647,399
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (g)(h)(i)	375,557	382,287
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6599% 2/9/2033 (g)(h)(i)	1,795,000	1,772,186
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 10/21/2028 (g)(h)(i)	411,462	411,290
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1657% 3/3/2032 (g)(h)(i)	641,775	641,377
HNI Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6674% 12/10/2032 (g)(h)(i)	189,525	190,473
Jupiter Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6996% 11/1/2031 (g)(h)(i)	494,217	493,910
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3776% 11/8/2032 (g)(h)(i)	444,004	444,594
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.1276% 6/21/2028 (g)(h)(i)	634,360	633,688
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7602% 2/3/2033 (g)(h)(i)	2,530,000	2,411,090
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4333% 12/31/2032 (g)(h)(i)	613,019	611,873
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1399% 10/8/2032 (g)(h)(i)	114,713	114,569
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7822% 12/10/2026 (g)(h)(i)	360,660	359,985
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (g)(h)(i)	235,092	227,158
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 9/10/2032 (g)(h)(i)	250,000	250,418
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 0% 10/19/2030 (g)(h)(i)	204,124	180,139
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9612% 4/19/2030 (g)(h)(i)	212,815	209,091
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 11/2/2029 (g)(h)(i)	534,727	530,385
		18,249,892
Construction & Engineering - 0.6%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9108% 3/27/2031 (g)(h)(i)	270,323	270,196
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 11/3/2031 (g)(h)(i)	330,813	330,296
Dycom Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4225% 1/27/2033 (g)(h)(i)	260,000	260,759
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1668% 2/16/2028 (g)(h)(i)	234,572	234,378
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9216% 1/24/2031 (g)(h)(i)	467,474	467,390
		1,563,019
Ground Transportation - 0.1%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 7/16/2032 (g)(h)(i)	248,125	243,783
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 4/10/2031 (g)(h)(i)	428,475	426,110
		669,893
Machinery - 1.3%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4216% 1/2/2033 (g)(h)(i)	165,000	165,413
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9496% 8/30/2032 (g)(h)(i)	224,438	224,999
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 9/13/2032 (g)(h)(i)	359,100	359,549
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1608% 3/15/2030 (g)(h)(i)	397,040	396,171
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1996% 2/3/2033 (g)(h)(i)	397,361	395,374
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1677% 9/28/2028 (g)(h)(i)	352,471	352,344
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 10/10/2031 (g)(h)(i)	232,824	232,630
Indicor LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1996% 11/22/2029 (g)(h)(i)	364,596	364,242
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 1/2/2032 (g)(h)(i)	143,550	143,334
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7677% 3/25/2031 (g)(h)(i)	1,045,456	1,044,369
		3,678,425
Passenger Airlines - 0.7%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9176% 4/20/2028 (g)(h)(i)	331,293	327,722
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4176% 5/28/2032 (g)(h)(i)	233,238	230,788
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5206% 1/29/2027 (g)(h)(i)	400,737	397,731
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4307% 2/24/2031 (g)(h)(i)	435,878	433,974
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4108% 4/1/2031 (g)(h)(i)	467,194	461,649
		1,851,864
Professional Services - 1.3%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 8/12/2032 (g)(h)(i)	476,015	471,055
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 9/29/2031 (g)(h)(i)	973,115	972,307
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 10/30/2031 (g)(h)(i)	237,000	236,901
CACI International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 3/9/2033 (g)(h)(i)	215,000	214,731
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4168% 12/29/2028 (g)(h)(i)	620,438	237,163
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4168% 9/29/2028 (g)(h)(i)	377,292	377,409
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 5/30/2031 (g)(h)(i)	132,638	132,083
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 7/31/2031 (g)(h)(i)	827,707	811,600
		3,453,249
Transportation Infrastructure - 0.5%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6695% 4/8/2030 (g)(h)(i)	445,511	445,880
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 8/6/2030 (g)(h)(i)	209,663	209,598
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 2.75% 8/6/2030 (g)(h)(i)(l)	10,337	10,334
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9496% 1/2/2029 (g)(h)(i)	126,920	127,971
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.4612% 8/10/2029 (g)(h)(i)	374,957	273,854
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6996% 7/26/2028 (g)(h)(i)	317,213	317,188
		1,384,825
TOTAL INDUSTRIALS		40,572,612
Information Technology - 14.6%
Electronic Equipment, Instruments & Components - 1.5%
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 7/2/2029 (g)(h)(i)	317,424	317,291
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 7/9/2032 (g)(h)(i)	661,131	660,305
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1677% 7/29/2033 (g)(h)(i)	90,000	87,750
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 5/30/2031 (g)(h)(i)	354,621	347,720
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 11/9/2029 (g)(h)(i)	341,130	335,730
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9177% 8/18/2031 (g)(h)(i)	566,375	566,992
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 3/17/2032 (g)(h)(i)	238,205	238,205
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1608% 10/1/2032 (g)(h)(i)	317,913	318,012
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 2.5% 10/1/2032 (g)(h)(i)(l)	61,290	61,309
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 1.25%, 1% 12/16/2032 (g)(h)(i)(l)	39,650	39,685
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 12/16/2032 (g)(h)(i)	265,350	265,586
Resilience Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1261% 2/28/2033 (g)(h)(i)	370,000	367,802
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9227% 10/24/2031 (g)(h)(i)	311,063	310,285
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 5/30/2030 (g)(h)(i)	137,737	138,425
		4,055,097
IT Services - 2.5%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.1996% 2/3/2031 (g)(h)(i)	400,107	393,793
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (g)(h)(i)	722,184	670,086
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (g)(i)	145,920	118,377
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.9177% 10/31/2030 (g)(h)(i)	396,778	390,826
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.6677% 3/21/2033 (g)(h)(i)	565,000	446,819
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 3/22/2032 (g)(h)(i)	1,561,640	1,454,278
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 6/17/2031 (g)(h)(i)(k)	110,000	104,690
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 6/17/2031 (g)(h)(i)	595,944	567,178
Peraton Corp 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5227% 2/1/2029 (g)(h)(i)	210,000	150,150
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5168% 2/1/2028 (g)(h)(i)	2,280,728	1,942,428
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 6/20/2031 (g)(h)(i)	608,850	607,833
		6,846,458
Semiconductors & Semiconductor Equipment - 0.3%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4142% 2/4/2033 (g)(h)(i)	210,000	210,065
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 11/1/2032 (g)(h)(i)	603,488	601,979
		812,044
Software - 10.3%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 2/24/2031 (g)(h)(i)	1,123,791	1,100,686
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 12/11/2028 (g)(h)(i)	1,398,922	1,363,949
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 7/6/2029 (g)(h)(i)	347,355	246,653
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 8/13/2032 (g)(h)(i)	1,279,699	1,167,034
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 3/21/2031 (g)(h)(i)	777,170	709,556
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.8981% 10/9/2031 (g)(h)(i)	1,120,866	1,070,573
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.8981% 10/9/2032 (g)(h)(i)	183,000	168,246
Dayforce Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6608% 2/4/2033 (g)(h)(i)	1,675,000	1,582,406
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.6677% 2/19/2029 (g)(h)(i)	445,000	337,088
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6727% 8/6/2032 (g)(h)(i)	274,313	268,826
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9496% 4/2/2029 (c)(g)(h)(i)	622,125	606,944
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 10/9/2029 (g)(h)(i)	649,164	630,364
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2872% 11/6/2028 (g)(h)(i)	59,279	36,668
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 5/30/2031 (g)(h)(i)	515,779	505,335
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 4/16/2032 (g)(h)(i)	158,987	156,304
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 9/12/2029 (g)(h)(i)	1,004,932	993,627
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 1/30/2032 (g)(h)(i)	287,473	274,658
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4168% 7/26/2032 (g)(h)(i)	753,113	669,012
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9177% 12/31/2031 (g)(h)(i)	1,443,001	955,382
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9177% 5/3/2028 (g)(h)(i)	1,509,144	1,293,547
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9177% 2/23/2029 (g)(h)(i)	290,000	192,717
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9168% 7/1/2031 (g)(h)(i)	1,553,791	1,390,208
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9213% 7/31/2026 (g)(h)(i)	424,749	280,334
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4216% 11/15/2032 (g)(h)(i)	310,000	305,738
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 6/2/2028 (g)(h)(i)	2,856,663	2,506,723
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.6996% 5/9/2033 (g)(h)(i)	330,000	191,730
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 10/26/2030 (g)(h)(i)	252,015	189,870
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 7/16/2031 (g)(h)(i)	390,859	376,155
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (g)(h)(i)	1,258,185	1,216,250
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.544% 5/15/2028 (g)(h)(i)	936,409	433,089
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.044% 5/15/2028 (g)(h)(i)	218,209	215,959
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 9/8/2032 (g)(h)(i)	1,022,438	998,410
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6668% 4/5/2030 (g)(h)(i)	1,238,862	874,562
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1676% 12/19/2030 (g)(h)(i)	305,000	278,313
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 8/13/2029 (g)(h)(i)	590,399	559,403
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 5/9/2031 (g)(h)(i)	805,930	802,755
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1668% 2/10/2031 (g)(h)(i)	2,584,198	2,465,661
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9168% 4/14/2031 (g)(h)(i)	711,415	693,630
		28,108,365
TOTAL INFORMATION TECHNOLOGY		39,821,964
Materials - 6.7%
Chemicals - 3.4%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9496% 12/14/2029 (g)(h)(i)	471,711	418,841
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5227% 11/24/2028 (g)(h)(i)	135,000	120,994
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7727% 11/24/2027 (g)(h)(i)	475,972	453,958
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2677% 9/30/2028 (g)(h)(i)	876,782	868,286
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4496% 12/23/2031 (g)(h)(i)	593,896	572,285
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 10/15/2032 (g)(h)(i)	872,813	865,175
CompoSecure Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9281% 1/14/2033 (g)(h)(i)	560,000	557,553
CoorsTek Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6713% 10/28/2032 (g)(h)(i)	259,350	260,323
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6781% 11/1/2030 (g)(h)(i)	323,425	322,616
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (g)(h)(i)	1,249,029	1,226,858
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (g)(h)(i)	795,266	692,542
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.675% 3/15/2029 (g)(h)(i)	1,018,073	972,046
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2052% 3/15/2030 (g)(h)(i)	35,000	32,463
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (g)(h)(i)	759,627	740,006
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 3/30/2033 (g)(h)(i)(k)	275,000	264,000
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4168% 10/29/2032 (g)(h)(i)	260,000	261,084
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1677% 9/30/2031 (g)(h)(i)	219,347	218,498
USALCO LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1764% 9/30/2031 (g)(h)(i)	22,885	22,796
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/9/2032 (g)(h)(i)	323,375	321,894
		9,192,218
Construction Materials - 0.5%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 2/10/2032 (g)(h)(i)	1,004,850	1,002,338
VM Consolidated Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 10/15/2032 (g)(h)(i)	280,925	281,043
		1,283,381
Containers & Packaging - 2.6%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 3/3/2031 (g)(h)(i)	742,048	703,706
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9388% 6/9/2031 (g)(h)(i)	1,098,577	1,056,161
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1712% 11/29/2030 (g)(h)(i)	533,237	529,462
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8427% 4/13/2029 (g)(h)(i)	2,146,428	2,042,756
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 4/1/2032 (g)(h)(i)	1,272,244	1,185,095
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 1/26/2033 (g)(h)(i)	300,000	296,583
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 5/1/2031 (g)(h)(i)	330,407	326,277
Pretium PKG Holdings Inc Tranche FIRST OUT 1LN, term loan 8.9174% 3/2/2031 (g)(i)	379,921	377,660
Proampac PG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7822% 3/7/2033 (g)(h)(i)	430,000	414,198
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 4/21/2031 (g)(h)(i)	142,486	142,754
		7,074,652
Metals & Mining - 0.1%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1807% 8/23/2032 (g)(h)(i)	338,300	338,385
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 5/23/2031 (g)(h)(i)	314,080	314,629
TOTAL MATERIALS		18,203,265
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 1/31/2030 (g)(h)(i)	272,239	273,260
Cushman & Wakefield US Borrower LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 1/31/2030 (g)(h)(i)	122,888	123,195
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1727% 8/21/2030 (g)(h)(i)	395,513	395,513
TOTAL REAL ESTATE		791,968
Utilities - 1.8%
Electric Utilities - 0.8%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.5206% 4/16/2031 (g)(h)(i)	530,947	531,525
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 12/20/2030 (g)(h)(i)	653,621	654,235
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 1/27/2031 (g)(h)(i)	1,053,369	1,051,063
		2,236,823
Independent Power and Renewable Electricity Producers - 0.9%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 9/30/2031 (g)(h)(i)	497,994	496,296
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4177% 7/31/2030 (g)(h)(i)	390,000	389,938
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 2/26/2032 (g)(h)(i)	301,011	300,860
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 6/4/2032 (g)(h)(i)	313,619	313,227
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.4759% 6/4/2032 (g)(h)(i)(l)	39,995	39,945
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1727% 3/29/2030 (g)(h)(i)	226,917	227,768
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 11/25/2032 (g)(h)(i)	392,018	391,947
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1525% 12/15/2031 (g)(h)(i)	162,938	163,073
		2,323,054
Multi-Utilities - 0.1%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0322% 6/23/2028 (g)(h)(i)	382,129	374,846
TOTAL UTILITIES		4,934,723
TOTAL UNITED STATES		224,647,635
TOTAL BANK LOAN OBLIGATIONS (Cost $255,669,550)		243,655,140

Common Stocks - 1.7%
	Shares	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (c)	15,517	230,110
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
New Cineworld Ltd (b)(c)	8,816	157,365
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH (c)	43,128	1
UNITED STATES - 1.6%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (b)(c)	543	102
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Old Claimco LLC (b)(c)	15,069	167,869
Specialty Retail - 0.0%
White Iris LLC (c)	2,654	35,988
TOTAL CONSUMER DISCRETIONARY		203,857
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (c)(f)	1,549	4,214
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
California Resources Corp	9,075	628,172
EP Energy Corp (b)(c)	3,190	5,295
Expand Energy Corp	9,834	1,079,577
Expand Energy Corp (e)	137	15,039
Exxon Mobil Corp	6,304	1,069,537
New Fortress Energy Inc Class A (b)(d)	6,142	3,624
TOTAL ENERGY		2,801,244
Financials - 0.4%
Capital Markets - 0.0%
Fg Parent, LLC Class A (c)	6,352	0
Financial Services - 0.4%
ACNR Holdings Inc (c)	6,300	1,077,111
Carnelian Point Holdings LP warrants 6/30/2027 (b)(c)	367	1,072
Limetree Bay Cayman Ltd (b)(c)	153	0
		1,078,183
TOTAL FINANCIALS		1,078,183
Industrials - 0.1%
Professional Services - 0.1%
Fusion Parent, LLC Class A (c)	6,352	154,163
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (b)(c)	3,248	116,116
TOTAL UNITED STATES		4,357,879
TOTAL COMMON STOCKS (Cost $2,207,911)		4,745,355

Non-Convertible Corporate Bonds - 3.6%
	Principal Amount (a)	Value ($)
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 6.5% 10/15/2031 (o)	60,976	57,821
Altice France SA 6.5% 4/15/2032 (o)	232,469	219,693
Altice France SA 6.875% 10/15/2030 (o)	762,195	729,071
Altice France SA 6.875% 7/15/2032 (o)	110,518	104,719

TOTAL FRANCE		1,111,304
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (o)	365,000	390,488
UNITED STATES - 3.1%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (o)	160,000	159,975
WULF Compute LLC 7.75% 10/15/2030 (o)	50,000	52,834
		212,809
Entertainment - 0.0%
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (o)(p)	45,000	46,624
Media - 0.6%
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (o)	140,000	138,851
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (o)	285,000	281,082
DISH Network Corp 11.75% 11/15/2027 (o)	360,000	370,888
Dotdash Meredith Inc 7.625% 6/15/2032 (o)	200,000	184,416
EchoStar Corp 10.75% 11/30/2029	468,715	506,330
Univision Communications Inc 8.5% 7/31/2031 (o)	145,000	145,708
		1,627,275
TOTAL COMMUNICATION SERVICES		1,886,708
Consumer Discretionary - 0.6%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (o)	150,000	151,459
Cooper-Standard Automotive Inc 4.75% 3/1/2031 (o)	165,000	155,059
		306,518
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Inc 7% 2/15/2030 (o)	135,000	136,667
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (o)	875,000	836,262
		972,929
Specialty Retail - 0.1%
Staples Inc 10.75% 9/1/2029 (o)	350,000	323,687
TOTAL CONSUMER DISCRETIONARY		1,603,134
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (o)	60,000	58,515
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (o)	30,000	30,852
TOTAL ENERGY		89,367
Financials - 1.0%
Insurance - 1.0%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (o)	365,000	366,118
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (o)	295,000	296,608
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (o)	105,000	108,932
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (o)	1,935,000	1,878,620
TOTAL FINANCIALS		2,650,278
Health Care - 0.1%
Health Care Providers & Services - 0.1%
National Mentor Holdings Inc 10.5% 12/15/2030 (o)	190,000	196,114
Pharmaceuticals - 0.0%
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (o)	45,000	36,674
TOTAL HEALTH CARE		232,788
Industrials - 0.3%
Aerospace & Defense - 0.2%
TransDigm Inc 6.375% 3/1/2029 (o)	355,000	359,439
Building Products - 0.0%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (o)	50,000	29,222
Commercial Services & Supplies - 0.1%
Artera Services LLC 8.5% 2/15/2031 (o)	150,000	128,442
Neptune Bidco US Inc 9.29% 4/15/2029 (o)	120,000	120,150
OT Midco Inc 10% 2/15/2030 (o)	100,000	41,287
		289,879
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (o)	30,000	31,167
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (o)	13,750	13,755
TOTAL INDUSTRIALS		723,462
Information Technology - 0.2%
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (o)	282,000	267,459
Cloud Software Group Inc 9% 9/30/2029 (o)	160,000	154,347
TOTAL INFORMATION TECHNOLOGY		421,806
Materials - 0.0%
Construction Materials - 0.0%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (o)	210,000	216,552
Real Estate - 0.2%
Diversified REITs - 0.0%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (o)	50,000	49,863
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	470,000	437,102
TOTAL REAL ESTATE		486,965
TOTAL UNITED STATES		8,311,060
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $9,820,643)		9,812,852

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.5% (n) (Cost $137,186)	1,600	159,992

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0241% (h)(i)(m)	460,000	463,542
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (i)(m)(o)	145,000	144,568
TOTAL UNITED STATES		608,110
TOTAL PREFERRED SECURITIES (Cost $605,463)		608,110

Money Market Funds - 8.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q)	3.69	23,968,295	23,973,089
Fidelity Securities Lending Cash Central Fund (q)(r)	3.69	6,099	6,100
TOTAL MONEY MARKET FUNDS (Cost $23,978,910)			23,979,189

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $292,969,663)	283,498,295
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(9,890,174)
NET ASSETS - 100.0%	273,608,121

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,039 or 0.0% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $4,214 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)	Non-income producing - Security is in default.
(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $253,446 and $252,501, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,551,645 or 3.5% of net assets.

(p)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	1,297

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
JP Intermediate B LLC	9/30/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,447,814	38,610,675	28,085,636	379,137	236	-	23,973,089	23,968,295	0.0%
Fidelity Securities Lending Cash Central Fund	-	1,203,356	1,197,256	109	-	-	6,100	6,099	0.0%
Total	13,447,814	39,814,031	29,282,892	379,246	236	-	23,979,189

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	537,657	-	537,657	-

Bank Loan Obligations
Communication Services	19,377,220	-	19,292,953	84,267
Consumer Discretionary	46,880,882	-	46,876,947	3,935
Consumer Staples	6,718,127	-	6,428,780	289,347
Energy	7,028,487	-	7,028,487	-
Financials	28,141,612	-	28,020,974	120,638
Health Care	24,089,279	-	24,089,279	-
Industrials	45,046,709	-	44,812,590	234,119
Information Technology	40,056,479	-	39,403,995	652,484
Materials	20,434,001	-	20,434,001	-
Real Estate	791,968	-	791,968	-
Utilities	5,090,376	-	5,090,376	-

Common Stocks
Communication Services	387,577	-	-	387,577
Consumer Discretionary	203,857	-	-	203,857
Consumer Staples	4,214	-	-	4,214
Energy	2,801,244	2,795,949	-	5,295
Financials	1,078,183	-	-	1,078,183
Industrials	154,163	-	-	154,163
Information Technology	116,116	-	-	116,116
Materials	1	-	-	1

Non-Convertible Corporate Bonds
Communication Services	2,998,012	-	2,998,012	-
Consumer Discretionary	1,603,134	-	1,603,134	-
Energy	479,855	-	479,855	-
Financials	2,650,278	-	2,650,278	-
Health Care	232,788	-	232,788	-
Industrials	723,462	-	723,462	-
Information Technology	421,806	-	421,806	-
Materials	216,552	-	216,552	-
Real Estate	486,965	-	486,965	-

Non-Convertible Preferred Stocks
Information Technology	159,992	159,992	-	-

Preferred Securities
Energy	463,542	-	463,542	-
Industrials	144,568	-	144,568	-

Money Market Funds	23,979,189	23,979,189	-	-
Total Investments in Securities:	283,498,295	26,935,130	253,228,969	3,334,196
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2026 ($)
Common Stocks	1,724,372	-	(288,851)	564,040	(50,155)	-	-	-	1,949,406	(288,851)
Bank Loan Obligations	1,735,783	(132,687)	(355,334)	362,419	(977,082)	145,426	606,265	-	1,384,790	(400,852)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,599) - See accompanying schedule:
Unaffiliated issuers (cost $268,990,753)	$259,519,106
Fidelity Central Funds (cost $23,978,910)	23,979,189

Total Investment in Securities (cost $292,969,663)		$283,498,295
Cash		565,271
Receivable for investments sold		2,405,462
Receivable for fund shares sold		35,419
Dividends receivable		83
Interest receivable		1,631,662
Distributions receivable from Fidelity Central Funds		76,465
Receivable from investment adviser for expense reductions		411
Total assets		288,213,068
Liabilities
Payable for investments purchased
Regular delivery	$13,782,578
Delayed delivery	45,000
Payable for fund shares redeemed	766,487
Distributions payable	167
Other payables and accrued expenses	4,615
Collateral on securities loaned	6,100
Total liabilities		14,604,947
Net Assets		$273,608,121
Net Assets consist of:
Paid in capital		$320,853,231
Total accumulated earnings (loss)		(47,245,110)
Net Assets		$273,608,121
Net Asset Value, offering price and redemption price per share ($273,608,121 ÷ 31,604,824 shares)		$8.66
Statement of Operations
Six months ended March 31, 2026 (Unaudited)
Investment Income
Dividends		$121,164
Interest		9,568,259
Income from Fidelity Central Funds (including $109 from security lending)		379,246
Total income		10,068,669
Expenses
Custodian fees and expenses	$25,609
Independent trustees' fees and expenses	428
Total expenses before reductions	26,037
Expense reductions	(21,598)
Total expenses after reductions		4,439
Net Investment income (loss)		10,064,230
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(759,500)
Fidelity Central Funds	236
Foreign currency transactions	(291)
Total net realized gain (loss)		(759,555)
Change in net unrealized appreciation (depreciation) on investment securities		(5,302,488)
Net gain (loss)		(6,062,043)
Net increase (decrease) in net assets resulting from operations		$4,002,187
Statement of Changes in Net Assets

	Six months ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,064,230	$21,185,255
Net realized gain (loss)	(759,555)	(4,853,522)
Change in net unrealized appreciation (depreciation)	(5,302,488)	1,714,392
Net increase (decrease) in net assets resulting from operations	4,002,187	18,046,125
Distributions to shareholders	(9,963,990)	(21,382,068)

Share transactions
Proceeds from sales of shares	23,537,734	31,557,159
Reinvestment of distributions	9,959,081	21,382,022
Cost of shares redeemed	(18,230,653)	(37,116,761)

Net increase (decrease) in net assets resulting from share transactions	15,266,162	15,822,420
Total increase (decrease) in net assets	9,304,359	12,486,477

Net Assets
Beginning of period	264,303,762	251,817,285
End of period	$273,608,121	$264,303,762

Other Information
Shares
Sold	2,681,205	3,536,698
Issued in reinvestment of distributions	1,138,478	2,402,800
Redeemed	(2,074,200)	(4,155,514)
Net increase (decrease)	1,745,483	1,783,984

Financial Highlights
Fidelity® Series Floating Rate High Income Fund

	Six months ended March 31, 2026 (Unaudited)	Years ended September 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.85	$8.97	$9.03	$8.70	$9.30	$8.86
Income from Investment Operations
Net investment income (loss) A,B	.329	.740	.842	.777	.457	.388
Net realized and unrealized gain (loss)	(.193)	(.112)	(.010)	.328	(.607)	.435
Total from investment operations	.136	.628	.832	1.105	(.150)	.823
Distributions from net investment income	(.326)	(.748)	(.892)	(.775)	(.450)	(.383)
Total distributions	(.326)	(.748)	(.892)	(.775)	(.450)	(.383)
Net asset value, end of period	$8.66	$8.85	$8.97	$9.03	$8.70	$9.30
Total Return C,D	1.56%	7.28%	9.65%	13.20%	(1.69)%	9.44%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.02% G	.03%	.03%	.03%	.03%	.01%
Expenses net of fee waivers, if any H	- % G	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% G	-%	-%	-%	-%	-%
Net investment income (loss)	7.53% G	8.32%	9.36%	8.74%	5.02%	4.24%
Supplemental Data
Net assets, end of period (000 omitted)	$273,608	$264,304	$251,817	$224,717	$217,347	$285,534
Portfolio turnover rate I	45 % G	53%	43%	30%	28%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2026

1. Organization.
Fidelity Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$1,949,406	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.4 - 8.3 / 4.3	Increase
		Market approach	Transaction price	$0.19 - $2.92 / $2.68	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	11.6%	Decrease
Bank Loan Obligations	$1,384,790	Recovery value	Recovery value	$0.00 - $40.15 / $37.91	Increase
		Discounted cash flow	Yield	8.8% - 17.0% / 10.7%	Decrease
		Indicative market price	Evaluated bid	$0.25 - $103.75 / $97.18	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,882,265
Gross unrealized depreciation	(14,389,583)
Net unrealized appreciation (depreciation)	$(9,507,318)
Tax cost	$293,005,613

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(82,127)
Long-term	(36,600,789)
Total capital loss carryforward	$(36,682,916)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Floating Rate High Income Fund	71,246,755	57,373,316
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Floating Rate High Income Fund	12	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through January 31, 2029. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $21,598.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.924293.114
SFR-SANN-0526

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 21, 2026